3. Acquisitions (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Preliminary Fair Values of Acquired Assets and Liabilities Assumed
Cash	$43,502
Accounts receivable	145
Prepaid expenses	8,643
Property, plant and equipment	331,500
Accounts payable	(354,079)
Accrued expenses	(36,146)
Long-term debt	(372,813)
Total identifiable net assets	(379,248)
Goodwill	4,129,248
Total	$3,750,000